Pay vs Performance Disclosure - USD ($)		12 Months Ended
		Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Pay vs Performance Disclosure [Line Items]
Pay vs Performance [Table Text Block]
Year	Summary Compensation Table Total for PEO (1) ($)	Compensation Actually Paid to PEO (2) ($)	Average Summary Compensation Table Total for Non-PEO NEOs (3) ($)	Average Compensation Actually Paid to Non-PEO NEOs (4) ($)	Value of Initial Fixed $100 Investment Based On Total Shareholder Return (5) ($)	Net Loss (6) ($)
(a)	(b)	(c)	(d)	(e)	(f)	(g)
2024	110,000	110,000	89,373	89,373	7.17	5,561,705
2023	110,000	110,000	81,151	81,151	40.32	7,723,257
2022	105,366	105,366	56,635	56,635	22.99	17,101,671

PEO Total Compensation Amount	[1]	$ 110,000	$ 110,000	$ 105,366
PEO Actually Paid Compensation Amount	[2]	110,000	110,000	105,366
Non-PEO NEO Average Total Compensation Amount	[3]	89,373	81,151	56,635
Non-PEO NEO Average Compensation Actually Paid Amount	[4]	$ 89,373	81,151	56,635
Compensation Actually Paid vs. Total Shareholder Return [Text Block]		COMPENSATION ACTUALLY PAID AND CUMULATIVE TSR
Compensation Actually Paid vs. Net Income [Text Block]		COMPENSATION ACTUALLY PAID AND NET INCOME
Compensation Actually Paid vs. Company Selected Measure [Text Block]		COMPENSATION ACTUALLY PAID AND STOCK PRICE PERFORMANCE
Total Shareholder Return Amount	[5]	$ 7.17	40.32	22.99
Net Income (Loss) Attributable to Parent	[6]	$ 5,561,705	$ 7,723,257	$ 17,101,671
PEO Name		Thanh H. Lam	Thanh H. Lam	Thanh H. Lam
Additional 402(v) Disclosure [Text Block]		The dollar amounts reported in column (c) represent the amount of “compensation actually paid” to the PEO, as computed in accordance with Item 402(v) of Regulation S-K. No adjustments were required to be made to the PEO’s total compensation for each year to determine the compensation actually paid pursuant to the requirements of Item 402(v) of Regulation S-K.

[1]	The dollar amounts reported in column (b) are the amounts of total compensation reported for the PEO for each corresponding year in the “Total” column of the Summary Compensation Table.
[2]	The dollar amounts reported in column (c) represent the amount of “compensation actually paid” to the PEO, as computed in accordance with Item 402(v) of Regulation S-K. No adjustments were required to be made to the PEO’s total compensation for each year to determine the compensation actually paid pursuant to the requirements of Item 402(v) of Regulation S-K.
[3]	The dollar amounts reported in column (d) represent the average of the amounts reported for the Company’s non-PEO named executive officers as a group in the “Total” column of the Summary Compensation Table in each applicable year.
[4]	The dollar amounts reported in column (e) represent the average amount of “compensation actually paid” to the non-PEO named executive officers as a group, as computed in accordance with Item 402(v) of Regulation S-K. No adjustments were required to be made to average total compensation for the non-PEO named executive officers as a group for each year to determine the compensation actually paid pursuant to the requirements of Item 402(v) of Regulation S-K.
[5]	Cumulative TSR is calculated by dividing the sum of the cumulative amount of dividends for the measurement period, assuming dividend reinvestment, and the difference between the Company’s share price at the end and the beginning of the measurement period by the Company’s share price at the beginning of the measurement period.
[6]	The dollar amounts reported represent the amount of net loss reflected in the Company’s audited financial statements for the applicable year.